UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza	61710-0001
Bloomington, IL
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg K&L Gates LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2011

Date of reporting period: 08/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (97.01%)
Agriculture, Foods, & Beverage (12.95%)
Archer-Daniels-Midland Co.	3,477,500	$99,039,200
Coca-Cola Co., The	1,027,300	72,373,285
Kellogg Co.	930,000	50,517,600
McCormick & Co. Inc.	428,600	20,482,794
Nestle SA ADR	1,175,800	72,987,785
PepsiCo Inc.	641,400	41,325,402
Sysco Corp.	1,109,800	30,996,714

		387,722,780

Banks (3.66%)
M&T Bank Corp.	213,400	16,233,338
Northern Trust Corp.	460,500	17,697,015
Suntrust Banks Inc.	334,600	6,658,540
Wells Fargo & Co.	2,643,100	68,984,910

		109,573,803

Building Materials & Construction (1.22%)
Vulcan Materials Co.	1,039,200	36,403,176

Chemicals (10.17%)
Air Products & Chemicals Inc.	830,000	67,952,100
Dow Chemical Co., The	243,000	6,913,350
E.I. du Pont de Nemours & Co.	458,304	22,122,334
International Flavors & Fragrances Inc.	525,000	30,460,500
Sigma-Aldrich Corp.	2,750,000	177,072,500

		304,520,784

Computer Software & Services (0.99%)
Automatic Data Processing Inc.	109,900	5,498,297
SAP AG	444,800	24,304,728

		29,803,025

Computers (5.96%)
Hewlett-Packard Co.	3,019,400	78,594,982
International Business Machines Corp.	580,000	99,707,800

		178,302,782

Consumer & Marketing (6.21%)
AptarGroup Inc.	677,405	34,195,404
Colgate-Palmolive Co.	436,300	39,253,911
Procter & Gamble Co., The	1,765,155	112,405,070

		185,854,385

Electronic/Electrical Manufacturing (6.83%)
Agilent Technologies Inc. (a)	548,071	20,207,378
Applied Materials Inc.	845,900	9,575,588
Emerson Electric Co.	729,400	33,953,570
General Electric Co.	3,848,900	62,775,559
Intel Corp.	2,420,800	48,730,704
Linear Technology Corp.	1,023,400	29,299,942

		204,542,741

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.59%)
Berkshire Hathaway Inc. Class A (a)	162	$17,782,578
Berkshire Hathaway Inc. Class B (a)	143	10,439

		17,793,017

Health Care (11.32%)
Abbott Laboratories	847,500	44,502,225
Amgen Inc.	106,300	5,889,552
Eli Lilly & Co.	997,000	37,397,470
Johnson & Johnson	2,481,600	163,289,280
Merck & Co. Inc.	631,600	20,918,592
Pfizer Inc.	2,952,000	56,028,960
Teva Pharmaceutical Industries Ltd. Sponsored ADR	260,500	10,774,280

		338,800,359

Machinery & Manufacturing (6.24%)
3M Co.	564,000	46,800,720
Caterpillar Inc.	877,700	79,870,700
HNI Corp.	1,439,200	29,676,304
Illinois Tool Works Inc.	652,500	30,367,350

		186,715,074

Media & Broadcasting (3.10%)
Walt Disney Co., The	2,728,640	92,937,478

Mining & Metals (4.55%)
BHP Billiton PLC	941,859	32,205,000
Nucor Corp.	531,200	19,165,696
Rio Tinto PLC	476,280	29,400,418
Rio Tinto PLC ADR	907,200	55,484,352

		136,255,466

Oil & Gas (16.59%)
BG Group PLC	3,199,100	69,184,863
Bill Barrett Corp. (a)	1,032,400	49,503,580
Chevron Corp.	1,060,000	104,844,600
Devon Energy Corp.	212,204	14,393,797
Exxon Mobil Corp.	2,615,200	193,629,408
Royal Dutch Shell PLC ADR Class A	487,900	32,713,695
Spectra Energy Corp.	399,950	10,386,702
Tidewater Inc.	154,191	8,264,638
Woodside Petroleum Ltd.	364,703	13,718,105

		496,639,388

Retailers (2.38%)
Wal-Mart Stores Inc.	1,339,100	71,253,511

Telecom & Telecom Equipment (3.44%)
AT&T Inc.	2,140,534	60,962,408
Corning Inc.	1,284,600	19,307,538

See accompanying notes to schedules of investments.	1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (Cont.)
Verizon Communications Inc.	624,900	$22,602,633

		102,872,579

Transportation (0.23%)
GATX Corp.	190,700	6,914,782

Utilities & Energy (0.58%)
Duke Energy Corp.	920,900	17,414,219

Total Common Stocks
(cost $1,271,523,614)		2,904,319,349

Short-term Investments (2.56%)
JPMorgan U.S. Government Money Market Fund	76,712,238	76,712,238

Total Short-term Investments
(cost $76,712,238)		76,712,238

TOTAL INVESTMENTS (99.57%)
(cost $1,348,235,852)		2,981,031,587
OTHER ASSETS, NET OF LIABILITIES (0.43%)		12,747,107

NET ASSETS (100.00%)		$2,993,778,694

(a)	Non-income producing security.

ADR - American Depository Receipt

2	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

August 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (54.01%)
Agriculture, Foods, & Beverage (6.77%)
Archer-Daniels-Midland Co.	940,561	$26,787,177
Campbell Soup Co.	26,000	828,620
Coca-Cola Co., The	205,000	14,442,250
Kellogg Co.	310,000	16,839,200
Nestle SA ADR	252,500	15,673,938
PepsiCo Inc.	110,100	7,093,743
Sysco Corp.	165,300	4,616,829

		86,281,757

Banks (2.16%)
M&T Bank Corp.	37,700	2,867,839
Northern Trust Corp.	104,700	4,023,621
Suntrust Banks Inc.	54,300	1,080,570
Wells Fargo & Co.	747,600	19,512,361

		27,484,391

Building Materials & Construction (0.51%)
Lafarge SA	21,338	890,598
Vulcan Materials Co.	160,200	5,611,806

		6,502,404

Chemicals (5.28%)
Air Products & Chemicals Inc.	230,000	18,830,100
Dow Chemical Co., The	69,000	1,963,050
E.I. du Pont de Nemours & Co.	108,705	5,247,190
International Flavors & Fragrances Inc.	120,000	6,962,400
Novozymes A/S - B Shares	17,590	2,577,201
Sigma-Aldrich Corp.	491,000	31,615,490

		67,195,431

Computer Software & Services (0.34%)
Automatic Data Processing Inc.	30,000	1,500,900
SAP AG	52,800	2,885,094

		4,385,994

Computers (3.59%)
Hewlett-Packard Co.	754,000	19,626,620
International Business Machines Corp.	152,100	26,147,511

		45,774,131

Consumer & Marketing (2.99%)
AptarGroup Inc.	113,100	5,709,288
Colgate-Palmolive Co.	21,200	1,907,364
Procter & Gamble Co., The	477,700	30,419,936

		38,036,588

Electronic/Electrical Manufacturing (3.24%)
Agilent Technologies Inc. (a)	143,787	5,301,427
Applied Materials Inc.	182,000	2,060,240
Emerson Electric Co.	78,800	3,668,140
General Electric Co.	796,300	12,987,653
Intel Corp.	592,500	11,927,025

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Manufacturing (Cont.)
KLA-Tencor Corp.	45,100	$1,654,268
Linear Technology Corp.	130,100	3,724,763

		41,323,516

Financial Services (0.30%)
Berkshire Hathaway Inc. Class A (a)	34	3,732,146
Berkshire Hathaway Inc. Class B (a)	533	38,909

		3,771,055

Health Care (6.59%)
Abbott Laboratories	92,000	4,830,920
Allergan Inc.	154,800	12,664,188
Amgen Inc.	53,100	2,942,006
Eli Lilly & Co.	212,000	7,952,120
Johnson & Johnson	417,700	27,484,660
Medtronic Inc.	21,600	757,512
Merck & Co. Inc.	144,100	4,772,592

Pfizer Inc.	960,000	18,220,800

Teva Pharmaceutical Industries Ltd. Sponsored ADR	103,900	4,297,304

		83,922,102

Machinery & Manufacturing (3.62%)
3M Co.	124,600	10,339,308
Caterpillar Inc.	262,400	23,878,400
Donaldson Company Inc.	43,100	2,542,038
HNI Corp.	160,000	3,299,200
Illinois Tool Works Inc.	130,600	6,078,124

		46,137,070

Media & Broadcasting (3.32%)
Lee Enterprises Inc. Class A (a)	84,000	55,020
Thomson Reuters Corp.	192,414	5,953,289
Walt Disney Co., The	1,065,995	36,307,790

		42,316,099

Mining & Metals (3.99%)
BHP Billiton PLC	169,900	5,809,393
Newmont Mining Corp.	29,200	1,828,504
Nucor Corp.	436,800	15,759,744
Rio Tinto PLC	153,825	9,495,505
Rio Tinto PLC ADR	293,000	17,919,880

		50,813,026

Oil & Gas (7.54%)
BG Group PLC	256,800	5,553,647
Bill Barrett Corp. (a)	100,000	4,795,000
Chevron Corp.	288,000	28,486,080
Devon Energy Corp.	76,170	5,166,611
Exxon Mobil Corp.	448,000	33,169,920
Royal Dutch Shell PLC ADR Class A	216,400	14,509,620
Spectra Energy Corp.	62,950	1,634,812

See accompanying notes to schedules of investments.	3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Woodside Petroleum Ltd.	73,477	$2,763,797

		96,079,487

Retailers (1.16%)
Wal-Mart Stores Inc.	276,700	14,723,207

Telecom & Telecom Equipment (2.10%)
AT&T Inc.	533,359	15,190,064
Cisco Systems Inc.	189,400	2,969,792
Corning Inc.	372,300	5,595,669
Nokia Corp. Sponsored ADR	144,900	933,156
Verizon Communications Inc.	57,800	2,090,626

		26,779,307

Transportation (0.19%)
GATX Corp.	68,200	2,472,932

Utilities & Energy (0.32%)
Duke Energy Corp.	217,000	4,103,470

Total Common Stocks
(cost $301,041,068)		688,101,967

	Principal amount	Value
Corporate Bonds (14.38%)
Aerospace/Defense (0.08%)
Lockheed Martin Corp.
4.121%, 03/14/2013	$1,000,000	$1,051,770

Agriculture, Foods, & Beverage (1.46%)
Hershey Co.
5.300%, 09/01/2011	500,000	500,000
Pepsico Inc.
5.150%, 05/15/2012	2,000,000	2,063,750
Kraft Foods Inc.
6.250%, 06/01/2012	366,000	381,061
General Mills Inc.
5.650%, 09/10/2012	2,000,000	2,094,940
Kellogg Co.
5.125%, 12/03/2012	500,000	526,719
Sysco Corp.
4.200%, 02/12/2013	1,000,000	1,049,325
Kellogg Co.
4.250%, 03/06/2013	1,000,000	1,050,480
Hershey Co.
5.000%, 04/01/2013	500,000	532,717
General Mills Inc.
5.200%, 03/17/2015	500,000	566,498
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,172,479
Hershey Co.
5.450%, 09/01/2016	500,000	590,768
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,208,578

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Coca-Cola Co.
5.350%, 11/15/2017	$2,000,000	$2,389,200
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,168,943
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,162,817
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,109,360

		18,567,635

Automotive (0.16%)
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,084,066

Banks (0.82%)
Bank of New York Mellon Corp.
5.125%, 11/01/2011	500,000	503,519
Bank of America Corp.
5.375%, 09/11/2012	500,000	513,120
Barclays Bank PLC
5.450%, 09/12/2012	1,500,000	1,552,306
Bank of New York Mellon Corp.
4.500%, 04/01/2013	500,000	528,673
Wachovia Corp.
5.700%, 08/01/2013	750,000	810,837
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	550,482
US Bank NA
4.950%, 10/30/2014	1,500,000	1,652,956
Wachovia Bank NA
5.600%, 03/15/2016	750,000	824,499
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,012,159
5.300%, 03/15/2017	500,000	489,400
Wachovia Corp.
5.750%, 06/15/2017	750,000	849,946
Wachovia Bank NA
6.000%, 11/15/2017	500,000	562,998
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	573,404

		10,424,299

Building Materials & Construction (0.04%)
Cooper Industries Inc.
5.450%, 04/01/2015	500,000	566,779

Chemicals (0.52%)
PPG Industries Inc.
5.750%, 03/15/2013	1,000,000	1,069,319
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	3,306,054
Praxair Inc.
4.625%, 03/30/2015	1,000,000	1,110,592

4	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
5.375%, 11/01/2016	$1,000,000	$1,182,013

		6,667,978

Commercial Service/Supply (0.04%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	544,951

Computer Software & Services (0.17%)
Microsoft Corp.
4.000%, 02/08/2021	2,000,000	2,194,046

Computers (0.30%)
Hewlett-Packard Co.
5.250%, 03/01/2012	1,500,000	1,534,584
4.500%, 03/01/2013	1,000,000	1,048,989
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,199,330

		3,782,903

Consumer & Marketing (1.02%)
Ecolab Inc.
4.875%, 02/15/2015	1,000,000	1,143,781
Procter & Gamble Co., The
3.150%, 09/01/2015	2,000,000	2,148,684
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,814,684
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,187,797
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,184,786
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,334,548
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,148,122

		12,962,402

Electronic/Electrical Manufacturing (0.14%)
Emerson Electric Co.
5.375%, 10/15/2017	1,000,000	1,167,063
5.250%, 10/15/2018	500,000	585,475

		1,752,538

Financial Services (0.60%)
Wells Fargo Financial
6.125%, 04/18/2012	2,000,000	2,056,628
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	556,290
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	554,148
5.400%, 02/15/2017	500,000	553,133
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,172,285
General Electric Capital Corp.
5.625%, 09/15/2017	500,000	555,456

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
JPMorgan Chase Bank NA
6.000%, 10/01/2017	$1,500,000	$1,681,383
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	554,100

		7,683,423

Health Care (2.07%)
Merck & Co. Inc.
5.125%, 11/15/2011	500,000	504,614
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,058,462
Johnson & Johnson
5.150%, 08/15/2012	1,000,000	1,041,745
AstraZeneca PLC
5.400%, 09/15/2012	750,000	787,256
Abbott Laboratories
5.150%, 11/30/2012	500,000	529,149
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	2,110,212
Schering-Plough Corp.
5.300%, 12/01/2013	1,000,000	1,099,614
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,091,934
GlaxoSmithKline
4.375%, 04/15/2014	3,000,000	3,279,051
AstraZeneca PLC
5.400%, 06/01/2014	2,000,000	2,256,264
Abbott Laboratories
5.875%, 05/15/2016	2,000,000	2,367,708
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,166,418
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,189,533
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,205,834
AstraZeneca PLC
5.900%, 09/15/2017	750,000	900,952
Abbott Laboratories
5.600%, 11/30/2017	500,000	598,402
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	592,562
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,198,404
Baxter International Inc.
5.375%, 06/01/2018	2,000,000	2,334,790

		26,312,904

Machinery & Manufacturing (0.94%)
Eaton Corp.
4.900%, 05/15/2013	500,000	535,298
3M Co.
4.375%, 08/15/2013	1,000,000	1,076,625
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,101,005

See accompanying notes to schedules of investments.	5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Eaton Corp.
5.300%, 03/15/2017	$1,500,000	$1,738,478
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,208,681
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,772,548
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,171,987
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,170,669
Caterpillar Inc.
3.900%, 05/27/2021	2,000,000	2,133,376

		11,908,667

Media & Broadcasting (0.18%)
Walt Disney Co., The
4.700%, 12/01/2012	1,000,000	1,051,133
6.000%, 07/17/2017	1,000,000	1,218,217

		2,269,350

Mining & Metals (0.51%)
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	513,122
BHP Finance USA
5.250%, 12/15/2015	2,000,000	2,278,826
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	581,558
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,326,602
5.870%, 02/23/2022	756,000	761,856

		6,461,964

Oil & Gas (1.11%)
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	2,000,000	2,153,386
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	587,509
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,169,829
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,171,336
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,157,376
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,506,004
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,312,489
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,105,844

		14,163,773

Retailers (1.13%)
Costco Wholesale Corp.
5.300%, 03/15/2012	2,000,000	2,051,896

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Lowe’s Companies Inc.
5.600%, 09/15/2012	$1,000,000	$1,050,184
Target Corp.
5.125%, 01/15/2013	500,000	529,864
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,130,269
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	1,135,847
Target Corp.
5.875%, 07/15/2016	1,300,000	1,538,499
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,158,877
Target Corp.
5.375%, 05/01/2017	1,500,000	1,764,626
6.000%, 01/15/2018	500,000	604,886
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,203,114
4.250%, 04/15/2021	2,000,000	2,186,326

		14,354,388

Telecom & Telecom Equipment (0.89%)
Verizon New Jersey Inc.
5.875%, 01/17/2012	3,000,000	3,055,653
SBC Communications Inc.
5.875%, 02/01/2012	3,000,000	3,061,602
Telstra Corp. Ltd.
6.375%, 04/01/2012	2,000,000	2,061,184
Alltel Corp.
7.000%, 07/01/2012	2,000,000	2,099,414
Verizon Communications Inc.
4.350%, 02/15/2013	500,000	524,311
5.500%, 02/15/2018	500,000	580,016

		11,382,180

Transportation (0.18%)
United Parcel Service Inc.
4.500%, 01/15/2013	1,000,000	1,054,975
5.500%, 01/15/2018	1,000,000	1,186,952

		2,241,927

Utilities & Energy (2.02%)
Pacificorp
6.900%, 11/15/2011	2,000,000	2,024,448
Commonwealth Edison Co.
5.400%, 12/15/2011	1,000,000	1,012,895
MidAmerican Energy Co.
5.125%, 01/15/2013	2,000,000	2,112,514
Public Service of Colorado
4.875%, 03/01/2013	1,500,000	1,589,062
Commonwealth Edison Co.
4.700%, 04/15/2015	1,000,000	1,111,863
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	2,286,800

6	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Union Electric Co.
5.400%, 02/01/2016	$2,000,000	$2,294,004
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,171,224
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,181,517
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	594,854
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,785,958
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,174,174
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,178,184
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	581,758
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,173,092
Consolidated Edison Co. NY
5.850%, 04/01/2018	500,000	605,268
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,168,055
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	586,302
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,143,222

		25,775,194

Total Corporate Bonds
(cost $165,043,337)		183,153,137

Foreign Government Bonds (0.23%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	2,500,000	2,961,833

Total Foreign Government Bonds
(cost $2,494,355)		2,961,833

Government Agency Securities (b) (0.27%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,210,493
3.875%, 02/15/2021	2,000,000	2,206,960

Total Government Agency Securities
(cost $2,980,095)		3,417,453

	Principal amount	Value
U.S. Treasury Obligations (25.65%)
U.S. Treasury Notes
4.875%, 02/15/2012	$10,000,000	$10,218,750
4.375%, 08/15/2012	6,000,000	6,242,580
3.875%, 02/15/2013	10,000,000	10,536,720
3.625%, 05/15/2013	10,000,000	10,584,770
4.250%, 08/15/2013	10,000,000	10,789,060
4.250%, 11/15/2013	10,000,000	10,885,940
4.000%, 02/15/2014	10,000,000	10,917,970
4.250%, 11/15/2014	20,000,000	22,457,820
4.000%, 02/15/2015	15,000,000	16,816,410
4.125%, 05/15/2015	20,000,000	22,631,240
4.500%, 02/15/2016	15,000,000	17,456,250
5.125%, 05/15/2016	20,000,000	23,954,680
4.625%, 02/15/2017	20,000,000	23,742,180
3.250%, 03/31/2017	5,000,000	5,571,875
3.500%, 02/15/2018	20,000,000	22,626,560
3.750%, 11/15/2018	10,000,000	11,502,340
3.125%, 05/15/2019	20,000,000	22,087,500
3.625%, 08/15/2019	10,000,000	11,396,880
3.375%, 11/15/2019	10,000,000	11,190,620
3.625%, 02/15/2020	10,000,000	11,368,750
3.500%, 05/15/2020	20,000,000	22,511,000
3.625%, 02/15/2021	10,000,000	11,289,840

Total U.S. Treasury Obligations
(cost $293,030,242)		326,779,735

	Shares	Value
Short-term Investments (4.85%)
JPMorgan U.S. Government Money Market Fund	61,779,436	$61,779,436

Total Short-term Investments
(cost $61,779,436)		61,779,436

TOTAL INVESTMENTS (99.39%)
(cost $826,368,533)		1,266,193,561
OTHER ASSETS, NET OF LIABILITIES (0.61%)		7,824,484

NET ASSETS (100.00%)		$1,274,018,045

(a)	Non-income producing security.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.	7

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

August 31, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (a) (16.36%)
Banks (9.71%)
Suntrust Bank
3.000%, 11/16/2011	$5,000,000	$5,029,050
HSBC USA Inc.
3.125%, 12/16/2011	5,000,000	5,036,180
Morgan Stanley
2.250%, 03/13/2012	5,000,000	5,053,180
US Bancorp
2.250%, 03/13/2012	5,000,000	5,052,380
Bank of America Corp.
2.100%, 04/30/2012	5,000,000	5,060,170
3.125%, 06/15/2012	5,000,000	5,110,235
Key Bank NA
3.200%, 06/15/2012	5,000,000	5,113,270
Wells Fargo & Co.
2.125%, 06/15/2012	3,000,000	3,042,936

		38,497,401

Financial Services (6.65%)
Goldman Sachs Group Inc
2.150%, 03/15/2012	5,000,000	5,047,475
Citigroup Funding Inc.
2.000%, 03/30/2012	5,000,000	5,046,885
Citigroup Inc.
2.125%, 04/30/2012	5,000,000	5,060,415
John Deere Capital Corp.
2.875%, 06/19/2012	3,000,000	3,060,348
PNC Funding Corp.
2.300%, 06/22/2012	3,000,000	3,047,970
JP Morgan Chase & Co.
2.125%, 12/26/2012	5,000,000	5,100,575

		26,363,668

Total Corporate Bonds
(cost $64,014,804)		64,861,069

U.S. Treasury Obligations (80.19%)
U.S. Treasury Notes
4.500%, 09/30/2011	10,000,000	10,035,160
4.625%, 10/31/2011	10,000,000	10,074,610
4.875%, 02/15/2012	10,000,000	10,218,750
4.500%, 04/30/2012	10,000,000	10,291,800
4.875%, 06/30/2012	10,000,000	10,394,920
3.375%, 11/30/2012	10,000,000	10,400,390
3.875%, 02/15/2013	20,000,000	21,073,440
3.625%, 05/15/2013	10,000,000	10,584,770
1.375%, 05/15/2013	10,000,000	10,202,000
4.250%, 08/15/2013	10,000,000	10,789,060
3.125%, 09/30/2013	15,000,000	15,910,545
4.000%, 02/15/2014	10,000,000	10,917,970
4.750%, 05/15/2014	10,000,000	11,207,030
2.625%, 06/30/2014	10,000,000	10,653,910
4.250%, 08/15/2014	10,000,000	11,152,340
4.250%, 11/15/2014	5,000,000	5,614,455
4.000%, 02/15/2015	5,000,000	5,605,470
4.125%, 05/15/2015	5,000,000	5,657,810
1.750%, 07/31/2015	10,000,000	10,449,200

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.250%, 08/15/2015	$20,000,000	$22,842,180
2.625%, 02/29/2016	10,000,000	10,815,620
2.625%, 04/30/2016	20,000,000	21,632,820
1.500%, 06/30/2016	8,000,000	8,227,520
2.750%, 11/30/2016	10,000,000	10,871,880
3.000%, 02/28/2017	10,000,000	11,005,470
2.375%, 07/31/2017	10,000,000	10,637,500
1.875%, 08/31/2017	10,000,000	10,338,280
1.875%, 10/31/2017	10,000,000	10,323,440

Total U.S. Treasury Obligations
(cost $304,783,108)		317,928,340

	Shares	Value
Short-term Investments (2.85%)
JPMorgan U.S. Government Money Market Fund	11,297,350	$11,297,350

Total Short-term Investments
(cost $11,297,350)		11,297,350

TOTAL INVESTMENTS (99.40%)
(cost $380,095,262)		394,086,759
OTHER ASSETS, NET OF LIABILITIES (0.60%)		2,371,648

NET ASSETS (100.00%)		$396,458,407

(a)	These securities are guaranteed under the FDIC Temporary Liquidity Guarantee Program.

8	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

August 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (b) (96.38%)
Alabama (2.36%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A	5.500%	04/01/2013	Aa2	$2,000,000	$2,046,920
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aa1	2,000,000	2,201,460
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	A+	1,030,000	1,222,909
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,315,983
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	962,020
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	2,540,000	2,808,402
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	1,500,000	1,641,165
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2029	A1	1,620,000	1,729,237

					13,928,096

Alaska (2.20%)
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	A1	2,000,000	2,315,360
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,051,479
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	624,031
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	316,553
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AA	1,000,000	1,083,910
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	685,319
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,185,191
Municipality of Anchorage, Alaska, 2005 General Obligation Bonds, Series F (General Purpose)	4.125%	09/01/2023	Aa2	1,000,000	1,033,600
Matanuska Susitna Borough, Alaska General Obligation Unlimited Bonds	5.500%	07/01/2025	Aa2	1,190,000	1,348,032
Alaska Housing Finance Corp. Home Mortgage Revenue Bonds 2008 Series B	5.250%	12/01/2029	Aa2	2,315,000	2,371,648

					13,015,123

Arizona (3.04%)
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project
Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	AA	900,000	952,569
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	A+	525,000	581,900
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	560,120
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	Aa2	4,180,000	4,921,156
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A+	500,000	578,270
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	2,500,000	2,697,400
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,000,000	1,069,580
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A+	1,000,000	1,126,560
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,141,550
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,578,135
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	1,500,000	1,665,090
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A+	1,000,000	1,114,820

					17,987,150

Arkansas (1.76%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2019	AA+	1,390,000	1,435,953
Little Rock School District of Pulaski County, Arkansas, Refunding Bonds	3.000%	02/01/2020	Aa3	1,250,000	1,285,888
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds	4.000%	02/01/2021	Aa3	1,515,000	1,558,677
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aa3	1,320,000	1,417,099

See accompanying notes to schedules of investments.	9

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arkansas (Cont.)
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	Aa3	$100,000	$111,755
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	Aa3	335,000	371,203
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.000%	06/01/2025	Aa2	2,000,000	2,042,080
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	A	1,500,000	1,662,105
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	Aa3	500,000	547,385

					10,432,145

California (5.61%)
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project) (Prerefunded to 07-01-2013 @ 100) (c)	5.000%	07/01/2015	AAA	1,000,000	1,085,980
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	AA	1,515,000	1,748,886
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A-	3,000,000	3,275,550
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A-	3,250,000	3,464,435
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003 (Prerefunded to 05-01-2013 @ 100) (c)	5.000%	05/01/2017	Aa1	1,355,000	1,461,788
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	A+	3,040,000	3,040,000
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	A+	1,560,000	1,670,557
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.500%	05/01/2021	AA	740,000	788,981
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	770,000	809,770
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa2	1,160,000	1,251,443
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aaa	2,900,000	3,068,983
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	810,000	850,451
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	A+	1,685,000	1,740,032
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa2	1,435,000	1,532,236
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	845,000	881,656
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	618,717
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.000%	08/01/2025	AA	1,115,000	1,152,787
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2026	AA	1,275,000	1,327,288
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A	5.250%	08/01/2026	Aa1	1,555,000	1,714,527
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	4.875%	07/01/2027	AA	1,000,000	1,042,850
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	AA-	600,000	617,526

					33,144,443

Colorado (2.34%)
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	AA-	1,750,000	1,773,485
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2011 @ 100) (c)	5.250%	12/15/2013	AA+	5,000	5,070

10	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B.	4.750%	11/15/2015	Aa2	$510,000	$593,558
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,866,361
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aa2	600,000	659,412
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,669,690
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa2	1,500,000	1,622,655
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa2	1,465,000	1,568,971
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa2	2,000,000	2,103,080

					13,862,282

Connecticut (1.38%)
The University of Connecticut, General Obligation Bonds, Series A 2004 (Prerefunded to 01-15-2014 @ 100) (c)	5.000%	01/15/2018	Aa2	600,000	665,466
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	595,980
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	593,344
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	558,850
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa2	1,900,000	2,094,541
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2023	AA+	620,000	648,973
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,076,110
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,911,780

					8,145,044

Delaware (0.20%)
State of Delaware, General Obligation Bonds, Series 2007A	4.250%	05/01/2021	Aaa	1,125,000	1,205,089

Florida (7.21%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	A+	1,000,000	1,160,360
JEA St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two Series Seventeen	5.000%	10/01/2018	AA-	4,000,000	4,013,080
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	2,025,000	2,195,181
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds Series 2006B	4.500%	07/01/2020	NR	1,220,000	1,219,927
JEA Florida, Water and Sewer System Revenue Bonds, 2010 Series D	3.600%	10/01/2020	AA-	1,220,000	1,258,223
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,609,481
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2021	AA	1,170,000	1,262,020
State of Florida, State Board of Education, Public Education Capital Outlay Bonds 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,082,770
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	3,500,000	3,710,875
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	A+	600,000	692,526
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	AA	1,000,000	1,091,050
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,552,121
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2022	AA	1,215,000	1,290,950
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	NR	1,500,000	1,550,250
JEA Florida, Electric System Revenue Bonds, Series Three 2009A	5.000%	10/01/2022	AA-	1,820,000	1,896,950
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2022	Aa2	365,000	421,849
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	09/01/2023	AA	1,290,000	1,348,321
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2023	Aa2	200,000	227,270
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	A1	3,000,000	3,135,810
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.250%	07/01/2024	Aa3	2,500,000	2,604,525
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	2,000,000	2,263,380
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa3	2,485,000	2,791,997

See accompanying notes to schedules of investments.	11

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	AA-	$2,000,000	$2,159,100
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	Aa1	2,000,000	2,068,380

					42,606,396

Georgia (3.23%)
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa	2,950,000	3,030,092
State of Georgia, General Obligation Bonds, Series 1995B (Escrowed to maturity) (c)	5.750%	03/01/2012	Aaa	50,000	51,368
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa	3,000,000	3,103,770
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05-01-2012 @ 100) (c)	5.125%	05/01/2014	AA+	3,450,000	3,562,642
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	217,706
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	277,652
Fayette County, Georgia, Water Revenue Bond, Series 2009	5.000%	10/01/2021	Aa2	1,790,000	2,048,995
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,159,220
Fayette County, Georgia, Water Revenue Bond, Series 2009	4.375%	10/01/2024	Aa2	750,000	797,940
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008	5.625%	01/01/2028	AA-	1,000,000	1,121,710
Forsyth County, Georgia, General Obligation Bonds, Series 2008A	5.000%	03/01/2028	AA+	1,000,000	1,110,540
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	Aa3	2,300,000	2,613,306

					19,094,941

Hawaii (0.77%)
City and County of Honolulu, General Obligation Bonds, Series 2005F	5.000%	07/01/2026	Aa1	2,140,000	2,282,117
State of Hawaii Highway Revenue Bonds Series 2008	5.750%	01/01/2027	Aa2	2,000,000	2,282,700

					4,564,817

Idaho (0.50%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003 (Prerefunded to 08-15-2013 @ 100) (c)	4.750%	08/15/2018	A	1,690,000	1,835,137
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	AA	1,000,000	1,098,640

					2,933,777

Illinois (3.79%)
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aaa	2,150,000	2,287,234
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	A1	2,000,000	2,138,180
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	Aa2	345,000	375,650
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois,
General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (c)	5.000%	10/01/2015	NR	700,000	767,669
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	Aa2	365,000	395,770
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois,
General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (c)	5.000%	10/01/2016	NR	735,000	806,052
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aa2	900,000	924,417
Community Unit School District Number 200-U Will County, Illinois	5.000%	11/01/2019	A1	1,650,000	1,771,886
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	5,000,000	5,243,800

12	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Illinois (Cont.)
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2020	Aa2	$1,360,000	$1,458,178
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa1	1,465,000	1,568,488
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA	1,200,000	1,355,220
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA	2,000,000	2,237,660
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2024	Aa2	1,000,000	1,052,670

					22,382,874

Indiana (2.56%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	AA+	2,635,000	2,828,119
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.350%	07/15/2017	AA-	210,000	217,579
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.600%	07/15/2018	AA-	220,000	228,131
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	AA-	1,665,000	1,822,276
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	230,000	238,556
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011	4.000%	07/10/2020	A+	2,075,000	2,210,166
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	254,874
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	Aa3	2,075,000	2,250,670
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	Aa3	500,000	572,355
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	197,702
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	Aa3	1,060,000	1,199,273
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	230,510
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	224,248
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K	5.000%	07/01/2024	AA-	1,000,000	1,068,230
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,530,000	1,579,817

					15,122,506

Iowa (2.84%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa1	990,000	1,112,216
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aa1	975,000	1,089,884
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	Aa2	520,000	572,567
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aaa	850,000	932,322
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa1	1,190,000	1,341,666
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	A1	1,200,000	1,255,308
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa1	1,350,000	1,464,318
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	AA	1,775,000	1,916,379
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	AA	1,750,000	1,877,225
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2027	Aa3	2,000,000	2,099,400
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	AA	1,950,000	2,079,578
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa2	1,000,000	1,071,410

					16,812,273

Kansas (4.79%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001 (Prerefunded to 11-01-2011 @ 100) (c)	5.000%	11/01/2014	Aa2	2,790,000	2,810,088
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,347,980

See accompanying notes to schedules of investments.	13

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa	$1,220,000	$1,334,094
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aa2	1,300,000	1,302,210
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	Aa3	670,000	715,238
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	A1	1,000,000	1,098,140
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	Aa3	910,000	1,015,414
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2019	Aa1	980,000	1,068,631
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2022	Aaa	1,000,000	1,101,200
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa2	890,000	967,590
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2023	Aaa	1,615,000	1,766,277
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.625%	09/01/2024	Aaa	1,895,000	2,072,353
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A	5.000%	10/01/2024	AA-	2,000,000	2,275,540
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa	1,115,000	1,211,648
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C	5.000%	10/01/2025	AA-	1,240,000	1,337,873
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa	2,220,000	2,428,058
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2029	NR	215,000	221,807
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A (Prerefunded to 08-15-2013 @ 100) (c)	5.600%	08/15/2029	NR	1,335,000	1,471,597
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2030	NR	225,000	231,952
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A (Prerefunded to 08-15-2013 @ 100) (c)	5.600%	08/15/2030	NR	1,405,000	1,548,760

					28,326,450

Kentucky (1.69%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa2	1,275,000	1,423,920
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	Aa3	2,040,000	2,242,715
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aa1	1,565,000	1,717,775
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	Aa3	1,780,000	1,927,651
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,641,675
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,044,640

					9,998,376

Louisiana (1.42%)
State of Louisiana, General Obligation Bonds, Series 2003 A (Prerefunded to 05-01-2013 @ 100) (c)	5.000%	05/01/2018	Aa2	4,000,000	4,311,800
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	A+	1,340,000	1,458,657
Caddo Parish, Louisiana, General Obligation Bonds Series 2007	4.500%	02/01/2020	Aa2	405,000	438,234
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	Aa2	2,000,000	2,185,180

					8,393,871

Maine (1.05%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa2	100,000	112,308
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa2	3,515,000	3,924,146
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004	5.250%	07/01/2030	A+	2,100,000	2,177,154

					6,213,608

14	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Maryland (1.41%)
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	$430,000	$493,765
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,098,982
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005	4.000%	10/01/2017	Aaa	455,000	503,726
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,278,400
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A	4.625%	04/01/2026	Aa1	2,140,000	2,294,444
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A	5.000%	03/01/2027	Aa2	1,500,000	1,665,810

					8,335,127

Massachusetts (1.13%)
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa2	1,135,000	1,243,302
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2017	AA	5,000,000	5,453,200

					6,696,502

Michigan (1.56%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	AA	500,000	539,010
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	521,985
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA	1,000,000	1,060,550
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	AA	2,000,000	2,190,460
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	739,298
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	A+	275,000	315,323
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2023	A+	400,000	451,568
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2024	A+	600,000	667,956
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax) (d)	5.000%	05/01/2025	A+	1,880,000	1,998,252
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	762,052

					9,246,454

Minnesota (0.29%)
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aa2	615,000	620,443
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,120,020

					1,740,463

Mississippi (2.41%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa2	2,000,000	2,197,380
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa2	2,000,000	2,396,280
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005	4.000%	05/01/2018	Aa1	1,585,000	1,677,437
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	A+	1,000,000	1,073,850
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.375%	08/01/2019	Aa2	475,000	531,610

See accompanying notes to schedules of investments.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (Cont.)
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.375%	08/01/2019	Aa2	$525,000	$587,570
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.500%	08/01/2020	Aa2	500,000	555,715
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.500%	08/01/2020	Aa2	400,000	444,572
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	AA-	1,000,000	1,148,860
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	Aa2	2,290,000	2,549,938
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	Aa2	1,000,000	1,107,310

					14,270,522

Missouri (2.89%)
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aa1	1,850,000	2,010,192
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,060,000	1,195,553
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	578,246
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	1,455,000	1,643,583
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	3,000,000	3,290,940
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008	4.750%	03/01/2027	Aa1	5,750,000	6,205,342
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,000,000	2,173,940

					17,097,796

Montana (0.09%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	AA	490,000	546,546

Nebraska (2.82%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (c)	6.150%	02/01/2012	AA+	1,595,000	1,633,392
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	A	3,000,000	3,188,250
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2018	Aaa	2,140,000	2,385,073
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2019	Aaa	2,140,000	2,362,196
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa2	1,565,000	1,708,683
Douglas County School District 0010 in the State of Nebraska, (Elkhorn Public Schools), General Obligation Bonds, Series 2008	4.625%	07/15/2024	AA-	2,120,000	2,162,230
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,218,130

					16,657,954

New Hampshire (1.12%)
City of Concord, New Hampshire, General Obligations Bonds	4.750%	07/15/2016	AA	515,000	582,475
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003 (Prerefunded to 06-01-2013 @ 100) (c)	5.000%	12/01/2017	Aa1	2,620,000	2,832,587
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	AA	1,405,000	1,563,540
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	A1	1,500,000	1,637,595

					6,616,197

16	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (3.18%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	$7,000,000	$7,935,270
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005	4.000%	07/15/2018	Aa2	1,230,000	1,307,871
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,710,000	1,789,977
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	1,979,325
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,747,376
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	750,000	841,950
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,841,385
The Board of Education, of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,348,302

					18,791,456

New Mexico (1.71%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	4,020,660
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2022	AA-	1,365,000	1,466,597
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2023	AA-	1,320,000	1,408,691
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B	4.500%	08/01/2023	AA	2,000,000	2,141,440
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa1	1,000,000	1,047,550

					10,084,938

New York (3.09%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D (Prerefunded to 06-15-2012 @ 100) (c)	5.000%	06/15/2016	Aa1	2,000,000	2,073,980
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aa3	1,000,000	1,073,480
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	AA	2,000,000	2,261,780
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2020	Aa2	1,665,000	1,754,127
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2009	3.000%	04/15/2020	AA	825,000	853,537
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aa3	695,000	745,061
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2020	AA+	410,000	443,079
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aa3	625,000	667,150
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	Aa2	3,000,000	3,291,390
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa2	1,265,000	1,356,599
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2023	AA+	465,000	486,488
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa2	1,615,000	1,708,702
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	469,159
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	AA-	1,000,000	1,057,460

					18,241,992

See accompanying notes to schedules of investments.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (1.28%)
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa1	$855,000	$939,568
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B	5.000%	03/01/2022	AA-	1,000,000	1,154,950
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	A+	545,000	581,793
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,078,310
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,082,190
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aa2	1,555,000	1,674,129
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,064,690

					7,575,630

North Dakota (0.57%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,077,679
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,316,973

					3,394,652

Ohio (1.43%)
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aaa	1,375,000	1,379,098
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,714,790
State of Ohio, Common Schools General Obligation Bonds, Series 2005C	4.300%	06/15/2021	Aa1	2,000,000	2,130,340
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,201,580
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,000,000	2,056,280

					8,482,088

Oklahoma (0.80%)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,393,701
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	AA	1,485,000	1,598,692
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	1,750,000	1,750,858

					4,743,251

Oregon (2.64%)
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aa2	2,135,000	2,450,574
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	Aa3	500,000	537,390
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aa2	1,625,000	1,798,664
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	455,000	471,230
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,119,340
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,500,000	1,681,650
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,416,583
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2025	Aa1	745,000	869,333
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2026	Aa1	670,000	776,845

18	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (Cont.)
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2027	Aa1	$750,000	$864,578
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009	4.625%	06/01/2028	AA	1,335,000	1,424,752
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	AA	2,000,000	2,215,480

					15,626,419

Pennsylvania (1.38%)
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	A+	1,070,000	1,144,675
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	A+	1,010,000	1,071,721
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	NR	1,030,000	1,099,813
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	A+	1,160,000	1,231,537
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	NR	1,000,000	1,060,320
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006	4.375%	11/15/2021	Aaa	2,300,000	2,538,165

					8,146,231

Rhode Island (0.18%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2023	Aa2	1,000,000	1,070,520

South Carolina (0.91%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	A1	1,000,000	1,104,900
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,035,000	1,122,302
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,000,000	1,055,730
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	863,496
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa2	1,130,000	1,209,857

					5,356,285

South Dakota (0.24%)
Harrisburg School District No. 41-2 Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2022	Aa3	1,370,000	1,403,743

Tennessee (2.54%)
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aaa	2,705,000	2,942,526
City of Knoxville, Tennessee, Gas System Revenue Refunding and Improvement Bonds, Series K-2004	4.750%	03/01/2018	Aa2	2,115,000	2,159,944
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2021	Aa2	1,050,000	1,175,181
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	2,000,000	2,236,440
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	AA	2,000,000	2,170,060
State of Tennessee, General Obligation Bonds, 2007 Series A	4.400%	10/01/2023	AA+	1,050,000	1,115,835
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2025	AA+	1,000,000	1,087,010

See accompanying notes to schedules of investments.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (Cont.)
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	$2,000,000	$2,119,700

					15,006,696

Texas (3.92%)
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A	5.000%	02/15/2020	AA+	1,535,000	1,729,761
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2021	Aa2	490,000	543,915
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,096,740
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2022	Aa2	470,000	516,201
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	AA	375,000	417,259
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	AA	395,000	436,112
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	Aa2	2,345,000	2,658,738
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	Aa2	2,000,000	2,242,220
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	AA	1,165,000	1,240,667
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011	4.750%	02/15/2026	AA	1,620,000	1,774,305
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A	5.250%	11/15/2026	A1	3,000,000	3,333,090
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,776,058
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,000,000	1,128,640
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009	5.000%	02/15/2027	AA-	1,000,000	1,096,820
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2028	AA-	1,000,000	1,058,080
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A	5.250%	02/15/2028	Aa2	1,000,000	1,115,990

					23,164,596

Utah (0.99%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	463,521
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	668,784
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aa2	2,375,000	2,634,706
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3	1,970,000	2,111,150

					5,878,161

Virginia (2.41%)
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa2	1,020,000	1,107,098
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,816,428
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006 (Prerefunded to 12-01-2016 @ 100) (c)	4.125%	12/01/2020	Aaa	2,100,000	2,447,949
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,654,755
County of Spotsylvania, Virginia, Water and Swer System Revenue Bonds, Series 2007	5.000%	06/01/2023	Aa3	1,235,000	1,371,085
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,400,000	1,483,146
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2004A	4.750%	08/01/2026	Aa1	1,000,000	1,044,020

20	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Virginia (Cont.)
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008	6.250%	12/01/2026	AA-	$2,000,000	$2,341,800

					14,266,281

Washington (4.34%)
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	Aa1	1,935,000	1,987,032
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to Maturity) (c)	5.750%	10/01/2012	AA+	30,000	30,820
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aa3	705,000	758,072
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aa2	1,000,000	1,116,190
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aa3	740,000	791,985
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	1,000,000	1,117,130
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	A	1,000,000	1,066,420
Renton School District No. 403, King County, Washington, Unlimited Tax General Obligation Bonds, 2003	4.625%	12/01/2022	Aa2	2,000,000	2,089,140
Public Utility District No. 1 of Klickitat County, Washington, Electric System Revenue and Refunding Bonds, Series 2006B	5.000%	12/01/2023	A1	1,000,000	1,051,100
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2009	4.625%	12/01/2024	Aa3	4,000,000	4,388,400
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	AA-	565,000	605,714
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008	6.000%	04/01/2025	AA-	1,325,000	1,566,760
Bellevue School District No 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2025	AA+	1,000,000	1,093,840
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,245,900
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	AA-	500,000	533,245
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004	4.750%	09/01/2028	Aa1	3,500,000	3,598,980
State of Washington, Various Purpose General Obligation Bonds, Series 2009A	5.000%	07/01/2031	Aa1	1,500,000	1,619,325

					25,660,053

West Virginia (0.45%)
West Virginia University Board of Governors, University Revenue Improvement Bonds, West Virginia University Projections, 2004 Series C	5.000%	10/01/2024	A+	2,500,000	2,637,250

Wisconsin (1.55%)
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001 (Prerefunded to 01-01-2012 @ 100) (c)	5.375%	01/01/2016	NR	1,460,000	1,484,017
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds	4.750%	10/01/2021	Aa3	545,000	588,998
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds	4.750%	04/01/2022	Aa2	1,000,000	1,087,520
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	Aa2	800,000	903,648
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2023	Aa2	2,335,000	2,481,124
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	Aa2	300,000	333,849
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,101,830
State of Wisconsin, General Obligation Bonds of 2008, Series D	6.000%	05/01/2029	Aa2	1,000,000	1,157,460

					9,138,446

See accompanying notes to schedules of investments.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wyoming (0.31%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007	5.000%	12/01/2024	AA	$1,700,000	$1,829,319

Total Long-term Municipal Bonds
(cost $535,882,374)					569,874,829

				Shares	Value
Short-term Investments (2.81%)
JPMorgan Tax Free Money Market Fund				16,596,187	$16,596,187

Total Short-term Investments
(cost $16,596,187)					16,596,187

TOTAL INVESTMENTS (99.19%)
(cost $552,478,561)					586,471,016
OTHER ASSETS, NET OF LIABILITIES (0.81%)					4,793,086

NET ASSETS (100.00%)					$591,264,102

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Long-term Municipal Bonds consisted of 6.38% Advanced Refund Bonds, 38.73% General Obligation Bonds and 54.89% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government Agency securities to ensure the timely payment of principal and interest.

(d)	Security purchased on a “when-issued” basis.

NR - Not Rated

22	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in fixed income securities to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated. Such events might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC will determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for

23

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets as of August 31, 2011:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$2,904,319,349	$—	$—	$2,904,319,349
Short-term Investments	76,712,238	—	—	76,712,238
Balanced Fund
Common Stocks (a)	688,101,967	—	—	688,101,967
Corporate Bonds	—	183,153,137	—	183,153,137
Foreign Government Bonds	—	2,961,833	—	2,961,833
Government Agencies	—	3,417,453	—	3,417,453
U.S. Treasury Obligations	—	326,779,735	—	326,779,735
Short-term Investments	61,779,436	—	—	61,779,436
Interim Fund
Corporate Bonds	—	64,861,069	—	64,861,069
U.S. Treasury Obligations	—	317,928,340	—	317,928,340
Short-term Investments	11,297,350	—	—	11,297,350
Municipal Bond Fund
Long-term Municipal Bonds	—	569,874,829	—	569,874,829
Short-term Investments	16,596,187	—	—	16,596,187

(a) Industry classification is disclosed in the Schedule of Investments.

The Funds did not hold any Level 3 securities or other financial instruments as of November 30, 2010 or for the period ended August 31, 2011. There were no significant transfers of securities between Level 1 and Level 2 as of August 31, 2011 as compared to November 30, 2010.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At August 31, 2011, the Municipal Bond Fund had commitments of $2,005,283 (representing 0.34% of net assets) for when-issued securities.

Federal income taxes

It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

24

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

As of August 31, 2011, each Fund’s aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,348,235,852	$1,716,367,230	$(83,571,495)	$1,632,795,735
Balanced Fund	826,368,530	463,407,900	(23,582,869)	439,825,031
Interim Fund	380,095,262	14,006,272	(14,775)	13,991,497
Municipal Bond Fund	552,478,561	34,177,768	(185,313)	33,992,455

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at August 31, 2011. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

New accounting pronouncement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-4, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is effective for reporting periods beginning after December 15, 2011. This update changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. They also clarify that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. At this time, the Trust’s management is evaluating the impact these amendments may have on the Trust’s notes to schedules of investments, if any.

25

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

BY	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President
Date: October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President
Date: October 25, 2011

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer
Date: October 25, 2011